RULE 497(J) CERTIFICATION

Date: February 2, 1998

                  Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Berger/BIAM Worldwide Funds Trust (the "Trust"), on behalf of its series known as the International Equity Fund and the Berger/BIAM International CORE Fund (the "Funds"), hereby certifies that:

(1) the forms of Prospectuses and Statements of Additional Information that would have been filed pursuant to Rule 497(b) or (c) under the 1933 Act for the Funds would not have differed from those contained in Post-Effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement pertaining to the Funds; and

(2) the text of Post-Effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on January 30, 1998.

                                BERGER/BIAM WORLDWIDE FUNDS TRUST



                                By: /s/ Kevin R. Fay
                                    Title: Kevin R. Fay, Vice President